ACCOUNTS RECEIVABLE, NET	6 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－5 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,	As of December 31,
	2024	2024
	S$	S$
Accounts receivable – third parties	673,921	634,464
Less: allowance for doubtful accounts	(245,344)	(245,344)
Accounts receivable, net	428,577	389,120

For the year and period ended June 30, 2024 and December 31, 2024, our Company has made S$209,745 and NIL allowance for doubtful accounts and charged to the statements of income (loss) respectively. Our Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

Our Company generally conducts its business with creditworthy third parties. Our Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

The movements in the allowance for doubtful accounts for the year and period ended June 30, 2024 and 31 December 2024 were as follows:

	As of June 30,	As of December 31,
	2024	2024
	S$	S$
Balance at beginning	35,599	245,344
Additions	209,745	-
Balance at end	245,344	245,344

As of the end of each of the financial year and period, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	As of June, 30,	As of December 31,
	2024	2024
	S$	S$
Within 30 days	424,367	352,349
Between 31 and 60 days	3,230	32,826
Between 61 and 90 days	467	3,945
More than 90 days	513	-
Accounts receivable, net	428,577	389,120